Note 16 - Related Parties (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Mr. Dussan's Sibling [Member]
Payments to Employees		$ 149	$ 162
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		901,472
Restricted Stock Units (RSUs) [Member] | Mr. Dussan's Sibling [Member]
Payments to Employees	$ 41
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	333	2,000	750